Convertible notes at fair value and derivative liabilities - Summary of bond yield (Details)												12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Feb. 18, 2020	Feb. 03, 2020	Dec. 31, 2019	Dec. 12, 2019	Nov. 14, 2019	Aug. 22, 2019	Mar. 01, 2019	Feb. 01, 2019	Dec. 31, 2018	Dec. 31, 2019
Debt Instrument [Line Items]
Volatility	51.24%	45.38%		42.09%	44.17%	43.86%	44.34%	43.86%	44.99%	44.59%	44.32%
Risk-free rate	0.24%	0.45%		1.37%	1.67%	1.71%	1.61%	1.47%	2.62%	2.55%	2.52%
November 2019 Notes
Debt Instrument [Line Items]
Volatility			44.02%									42.53%
Risk-free rate			1.40%									1.61%
Bond yield			10.67%									10.09%
December 2019 Notes
Debt Instrument [Line Items]
Volatility			43.61%									42.63%
Risk-free rate			1.40%									1.61%
Bond yield			10.67%									10.09%